Document And Entity Information	9 Months Ended
Sep. 30, 2013
Entity Information [Line Items]
Document Type	S-4
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Registrant Name	LinnCo, LLC
Entity Central Index Key	0001549756
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3
Linn Energy, LLC [Member]
Entity Information [Line Items]
Document Type	S-4
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Registrant Name	Linn Energy, LLC
Entity Central Index Key	0001326428
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3